Risk Management Section - Wholesale Banking - Forborne assets by geographical area (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Forborne assets	€ 10,140	€ 11,819
Wholesale Banking [member]
Disclosure of financial assets [line items]
Forborne assets	5,130	6,162
Wholesale Banking [member] | Netherlands [member]
Disclosure of financial assets [line items]
Forborne assets	1,148	1,593
Wholesale Banking [member] | Belgium [member]
Disclosure of financial assets [line items]
Forborne assets	131	223
Wholesale Banking [member] | Germany [member]
Disclosure of financial assets [line items]
Forborne assets	127	45
Wholesale Banking [member] | Rest of Europe [Member]
Disclosure of financial assets [line items]
Forborne assets	1,896	2,456
Wholesale Banking [member] | Africa [Member]
Disclosure of financial assets [line items]
Forborne assets	148	156
Wholesale Banking [member] | America [member]
Disclosure of financial assets [line items]
Forborne assets	1,173	1,212
Wholesale Banking [member] | Asia [Member]
Disclosure of financial assets [line items]
Forborne assets	378	428
Wholesale Banking [member] | Australia [member]
Disclosure of financial assets [line items]
Forborne assets	128	49
Performing [member]
Disclosure of financial assets [line items]
Forborne assets	5,959	5,849
Performing [member] | Wholesale Banking [member]
Disclosure of financial assets [line items]
Forborne assets	3,100	2,776
Performing [member] | Wholesale Banking [member] | Netherlands [member]
Disclosure of financial assets [line items]
Forborne assets	687	816
Performing [member] | Wholesale Banking [member] | Belgium [member]
Disclosure of financial assets [line items]
Forborne assets	102	105
Performing [member] | Wholesale Banking [member] | Germany [member]
Disclosure of financial assets [line items]
Forborne assets	94	23
Performing [member] | Wholesale Banking [member] | Rest of Europe [Member]
Disclosure of financial assets [line items]
Forborne assets	1,081	867
Performing [member] | Wholesale Banking [member] | Africa [Member]
Disclosure of financial assets [line items]
Forborne assets	55	84
Performing [member] | Wholesale Banking [member] | America [member]
Disclosure of financial assets [line items]
Forborne assets	695	584
Performing [member] | Wholesale Banking [member] | Asia [Member]
Disclosure of financial assets [line items]
Forborne assets	300	291
Performing [member] | Wholesale Banking [member] | Australia [member]
Disclosure of financial assets [line items]
Forborne assets	86	7
Non-performing [member]
Disclosure of financial assets [line items]
Forborne assets	4,181	5,969
Non-performing [member] | Wholesale Banking [member]
Disclosure of financial assets [line items]
Forborne assets	2,029	3,386
Non-performing [member] | Wholesale Banking [member] | Netherlands [member]
Disclosure of financial assets [line items]
Forborne assets	461	777
Non-performing [member] | Wholesale Banking [member] | Belgium [member]
Disclosure of financial assets [line items]
Forborne assets	29	118
Non-performing [member] | Wholesale Banking [member] | Germany [member]
Disclosure of financial assets [line items]
Forborne assets	33	22
Non-performing [member] | Wholesale Banking [member] | Rest of Europe [Member]
Disclosure of financial assets [line items]
Forborne assets	815	1,589
Non-performing [member] | Wholesale Banking [member] | Africa [Member]
Disclosure of financial assets [line items]
Forborne assets	93	72
Non-performing [member] | Wholesale Banking [member] | America [member]
Disclosure of financial assets [line items]
Forborne assets	478	628
Non-performing [member] | Wholesale Banking [member] | Asia [Member]
Disclosure of financial assets [line items]
Forborne assets	78	137
Non-performing [member] | Wholesale Banking [member] | Australia [member]
Disclosure of financial assets [line items]
Forborne assets	€ 42	€ 42